Shareholders’ equity (Tables)	12 Months Ended
Aug. 31, 2022
Shareholders Equity
Schedule of anti dilutive shares

	2022	2021
Net loss attributable to shareholders	$(6,216)	$(4,004)

Weighted average common shares outstanding	266,999,724	232,208,260
Diluted shares outstanding	266,999,724	232,208,260
Net loss per share - basic and diluted	$(0.02)	$(0.02)